Interim Condensed Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2020	Dec. 31, 2019
ASSETS
Cash and short term deposits	$ 318,711,923	$ 312,213,087
Insurance receivables	175,397,132	112,974,844
Investments	329,577,126	253,721,954
Investments in associates	12,622,681	13,061,674
Reinsurance share of outstanding claims	175,576,213	176,212,424
Reinsurance share of unearned premiums	51,848,577	33,916,549
Deferred excess of loss premiums	4,325,565	15,172,707
Deferred policy acquisition costs	51,060,571	41,713,289
Other assets	8,683,821	7,754,225
Investment properties	23,754,653	25,712,312
Property, premises and equipment	11,939,678	12,734,842
Intangible assets	3,678,905	3,885,894
TOTAL ASSETS	1,167,176,845	1,009,073,801
LIABILITIES
Gross outstanding claims	441,441,099	413,052,855
Gross unearned premiums	258,518,343	206,214,029
Insurance payables	75,708,513	53,543,737
Other liabilities	11,985,270	14,863,282
Deferred tax liabilities	58,383	346,824
Unearned commissions	13,190,740	8,909,989
TOTAL LIABILITIES	800,902,348	696,930,716
EQUITY
Issued share capital		143,375,678
Common shares at par value	484,388
Additional paid in capital		2,773,000
Share premium	154,224,836
Warrants	12,213,000
Treasury shares		(20,102,500)
Foreign currency translation reserve	(385,310)	(332,785)
Fair value reserve	6,432,074	4,273,914
Retained earnings	193,305,509	182,155,778
TOTAL EQUITY	366,274,497	312,143,085
TOTAL EQUITY AND LIABILITIES	$ 1,167,176,845	$ 1,009,073,801